Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value ($) of Initial Fixed $100
	SCT ($) for	CAP ($) to	SCT ($) for	CAP ($) to	Average	Average	Investment Based On:			Adjusted
Fiscal	Mr. Seipel	Mr. Seipel	Mr. Makuen	Mr. Makuen	SCT ($)	CAP ($)	Citi Trends	Peer Group	Net Income	EBITDA ex. B&E
Year	(PEO 1)	(PEO 1)	(PEO 2)	(PEO 2)	for NEOs	to NEOs	TSR	TSR	($M)	($M)
(a)	(b)[1]	(c)[2]	(d)[1]	(e)[2]	(f)[3]	(g)[2]	(h)[4]	(i)[4]	(j)	(k)[5]
2025	1,912,312	9,544,577	—	—	1,164,779	1,541,368	73.14	159.96	5.2	24.4
2024	6,056,047	10,305,617	1,495,502	265,991	563,027	392,412	43.90	167.01	(43.2)	(11.3)
2023	—	—	1,751,579	1,191,613	615,206	513,982	45.64	112.85	(12.0)	5.6
2022	—	—	1,730,016	(331,897)	483,470	122,735	53.36	96.22	58.9	35.6
2021	—	—	2,979,581	2,882,746	1,140,197	1,200,526	82.58	100.89	62.2	123.7

(1)

The dollar amounts reported in columns (b) and (d) are the amounts of total compensation reported for Mr. Seipel (Interim Chief Executive Officer effective June 2, 2024, Chief Executive Officer effective November 18, 2024 and Chairman of the Board effective April 2, 2025) and Mr. Makuen (Chief Executive Officer and Principal Executive Officer until August 3, 2024) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to our Summary Compensation Table on page 34.

(2)

The dollar amounts reported in columns (c), (e) and (g) represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends, if any, are factored into the fair value of the award. The following table details these adjustments:

All table values in $
			Grant Date	Year End	Change in	Change in	Change in	Change in Value
Fiscal			Value of	Value of	Value of	Value of	Value of	of Awards Granted	Total Equity
Year	Executives	SCT	New Awards	New Awards	Prior Awards	Vested Awards	Forfeited Awards	and Vested in '24	Award Adjustments	CAP
		(a)	(b)	(i)	(ii)	(iii)	(iv)	(v)	(c)=(i)+(ii)+(iii)+(iv)+(v)	(d)=(a)-(b)+(c)
2025	PEO 1	1,912,312	—	—	6,425,277	1,206,988	—	—	7,632,265	9,544,577
	Others	1,164,779	496,084	804,726	67,655	293	—	—	872,673	1,541,368

(a)The dollar amounts reported in the Summary Compensation Table for the applicable year.

(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(c)The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)

the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that vest in applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year.
(iv)	for awards that failed to meet vesting conditions in the applicable year, the fair value from the end of prior fiscal year.
(v)	for awards that were granted and vest in the applicable year, the fair value as of the vesting date.

The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant, except for PSU awards whose year-end and vesting date values are adjusted by the probability of achievement as of each such date.

(d)	“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

(3)	The dollar amounts reported in column (f) are the average amounts of total compensation reported for the other Named Executive Officers for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to our Summary Compensation Table on page 34. For each of 2021, 2022, 2023, 2024 and 2025, the other NEOs were:

2025	2024	2023	2022	2021
Heather Plutino	Heather Plutino	Heather Plutino	Heather Plutino	Pamela Edwards
Lisa Powell	Lisa Powell	Lisa Powell	Pamela Edwards	Lisa A. Powell
Katrina George	Katrina George	Vivek Bhargava	Lisa A. Powell	Ivy D. Council
Kyle Koenig	Kyle Koenig	Ivy Council	Ivy D. Council	James A. Dunn
	Vivek Bhargava	Charles Hynes	Charles J. Hynes
Jason Moschner

(4)	TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the Dow Jones US Specialty Retailers Index.
(5)	For 2025, our Company Selected Measure is Adjusted EBITDA ex. B&E. In prior years, we used Adjusted EBIT. For more details, refer to our Compensation Discussion and Analysis, beginning on pag e 25.

Company Selected Measure ($M)	2025	2024	2023	2022	2021
Adjusted EBITDA ex B&E	24.4	-11.3	5.6	35.6	123.7
Adjusted EBIT	5.3	-33.0	-17.5	11.4	91.4

Company Selected Measure Name	Adjusted EBITDA ex. B&E
Named Executive Officers, Footnote
(1)

The dollar amounts reported in columns (b) and (d) are the amounts of total compensation reported for Mr. Seipel (Interim Chief Executive Officer effective June 2, 2024, Chief Executive Officer effective November 18, 2024 and Chairman of the Board effective April 2, 2025) and Mr. Makuen (Chief Executive Officer and Principal Executive Officer until August 3, 2024) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to our Summary Compensation Table on page 34.

(3)	The dollar amounts reported in column (f) are the average amounts of total compensation reported for the other Named Executive Officers for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to our Summary Compensation Table on page 34. For each of 2021, 2022, 2023, 2024 and 2025, the other NEOs were:

2025	2024	2023	2022	2021
Heather Plutino	Heather Plutino	Heather Plutino	Heather Plutino	Pamela Edwards
Lisa Powell	Lisa Powell	Lisa Powell	Pamela Edwards	Lisa A. Powell
Katrina George	Katrina George	Vivek Bhargava	Lisa A. Powell	Ivy D. Council
Kyle Koenig	Kyle Koenig	Ivy Council	Ivy D. Council	James A. Dunn
	Vivek Bhargava	Charles Hynes	Charles J. Hynes
Jason Moschner

Peer Group Issuers, Footnote
(4)	TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the Dow Jones US Specialty Retailers Index.

Adjustment To PEO Compensation, Footnote
(2)

The dollar amounts reported in columns (c), (e) and (g) represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends, if any, are factored into the fair value of the award. The following table details these adjustments:

All table values in $
			Grant Date	Year End	Change in	Change in	Change in	Change in Value
Fiscal			Value of	Value of	Value of	Value of	Value of	of Awards Granted	Total Equity
Year	Executives	SCT	New Awards	New Awards	Prior Awards	Vested Awards	Forfeited Awards	and Vested in '24	Award Adjustments	CAP
		(a)	(b)	(i)	(ii)	(iii)	(iv)	(v)	(c)=(i)+(ii)+(iii)+(iv)+(v)	(d)=(a)-(b)+(c)
2025	PEO 1	1,912,312	—	—	6,425,277	1,206,988	—	—	7,632,265	9,544,577
	Others	1,164,779	496,084	804,726	67,655	293	—	—	872,673	1,541,368

(a)The dollar amounts reported in the Summary Compensation Table for the applicable year.

(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(c)The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)

the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that vest in applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year.
(iv)	for awards that failed to meet vesting conditions in the applicable year, the fair value from the end of prior fiscal year.
(v)	for awards that were granted and vest in the applicable year, the fair value as of the vesting date.

The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant, except for PSU awards whose year-end and vesting date values are adjusted by the probability of achievement as of each such date.

(d)	“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

Non-PEO NEO Average Total Compensation Amount	$ 1,164,779	$ 563,027	$ 615,206	$ 483,470	$ 1,140,197
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,541,368	392,412	513,982	122,735	1,200,526
Adjustment to Non-PEO NEO Compensation Footnote
(2)

The dollar amounts reported in columns (c), (e) and (g) represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends, if any, are factored into the fair value of the award. The following table details these adjustments:

All table values in $
			Grant Date	Year End	Change in	Change in	Change in	Change in Value
Fiscal			Value of	Value of	Value of	Value of	Value of	of Awards Granted	Total Equity
Year	Executives	SCT	New Awards	New Awards	Prior Awards	Vested Awards	Forfeited Awards	and Vested in '24	Award Adjustments	CAP
		(a)	(b)	(i)	(ii)	(iii)	(iv)	(v)	(c)=(i)+(ii)+(iii)+(iv)+(v)	(d)=(a)-(b)+(c)
2025	PEO 1	1,912,312	—	—	6,425,277	1,206,988	—	—	7,632,265	9,544,577
	Others	1,164,779	496,084	804,726	67,655	293	—	—	872,673	1,541,368

(a)The dollar amounts reported in the Summary Compensation Table for the applicable year.

(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(c)The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)

the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that vest in applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year.
(iv)	for awards that failed to meet vesting conditions in the applicable year, the fair value from the end of prior fiscal year.
(v)	for awards that were granted and vest in the applicable year, the fair value as of the vesting date.

The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant, except for PSU awards whose year-end and vesting date values are adjusted by the probability of achievement as of each such date.

(d)	“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

2025 Performance Measures

As required by SEC rules, the performance measure identified as the most important for NEOs’ 2025 compensation decisions is Adjusted EBITDA excluding Bonus & Equity (“Adjusted EBITDA ex. B&E”).

Total Shareholder Return Amount	$ 73.14	43.9	45.64	53.36	82.58
Peer Group Total Shareholder Return Amount	159.96	167.01	112.85	96.22	100.89
Net Income (Loss)	$ 5,200,000	$ (43,200,000)	$ (12,000,000)	$ 58,900,000	$ 62,200,000
Company Selected Measure Amount	24,400,000	(11,300,000)	5,600,000	35,600,000	123,700,000
PEO Name	Mr. Seipel
Prior Year Company Selected Measure Amount	5,300,000	(33,000,000)	(17,500,000)	11,400,000	91,400,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA ex B&E
Non-GAAP Measure Description	(5)
Mr. Makuen
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,912,312	$ 6,056,047
PEO Actually Paid Compensation Amount	9,544,577	10,305,617
Mr. Seipel
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,912,312	1,495,502	$ 1,751,579	$ 1,730,016	$ 2,979,581
PEO Actually Paid Compensation Amount	9,544,577	$ 265,991	$ 1,191,613	$ (331,897)	$ 2,882,746
PEO | Mr. Seipel | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,632,265
PEO | Mr. Seipel | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,425,277
PEO | Mr. Seipel | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,206,988
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(496,084)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	872,673
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	804,726
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,655
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 293